                                                        File Number: 333-182763
                                                                      811-04294

================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]


                          POST-EFFECTIVE AMENDMENT 22


                            REGISTRATION STATEMENT

                                    and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]


                             AMENDMENT NUMBER 322


                               -----------------

                           VARIABLE ANNUITY ACCOUNT
             (formerly Minnesota Mutual Variable Annuity Account)
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
                              (Name of Depositor)

                               -----------------

                           400 Robert Street North,
                        St. Paul, Minnesota 55101-2098
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)

                              Gary R. Christensen
             Senior Vice President, Secretary and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

                               -----------------

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)


[_]  on (date) pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a) (i)


[X]  on October 1, 2019 pursuant to paragraph (a)(i)


[_]  75 days after filing pursuant to paragraph (a)(ii)

[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED
                          Variable Annuity Contracts

                               -----------------


================================================================================


                               Explanatory Note

Registrant is filing this Post-Effective Amendment ("Amendment") for the purpose of adding a Supplement to the Prospectus dated May 1, 2019 and related exhibits to Part C. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. For the avoidance of doubt, the prospectus contained in Post-Effective Amendment
No. 21, filed on April 26, 2019, is incorporated by reference to the extent required by applicable law.

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE MULTIOPTION(R) GUIDE VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2019.

This supplement serves to notify you of the availability of a new optional living benefit rider. Please read it carefully and keep it with your prospectus.

  . Effective October 7, 2019, or such later date the rider is available in your state, the following new optional living benefit rider is available at Contract issue: MyPath Ascend 2.0 -- Joint 50.
  . MyPath Ascend 2.0 -- Joint 50 is not available with any other living benefit riders.

THE SECTION ENTITLED 'SPECIAL TERMS' BEGINNING ON PAGE 1 IS REVISED TO INCLUDE THE FOLLOWING TERMS:

CONTINUATION DATE: the Contract Anniversary following the first date we receive either a) due proof of death of a Designated Life, or b) your Written Request to remove a Designated Life due to divorce.

CONTINUATION FACTOR: the factor applied to the Guaranteed Annual Income on the Continuation Date.

THE SECTION ENTITLED 'MYPATH LIFETIME INCOME OPTIONAL RIDERS' BEGINNING ON PAGE 7 IS REVISED TO INCLUDE THE FOLLOWING:

  .  MYPATH ASCEND 2.0 -- JOINT 50, AND

Additionally, please be aware that the withdrawal amount available with the MyPath Ascend 2.0 -- Joint 50 rider will be reduced by applying a Continuation Factor on the Continuation Date. The Continuation Date is the Contract Anniversary following the first date we receive either a) due proof of death of a Designated Life, or b) your Written Request to remove a Designated Life due to divorce.

THE SECTION ENTITLED 'OTHER OPTIONAL BENEFIT CHARGES' BEGINNING ON PAGE 11 IS REVISED TO ADD THE FOLLOWING:

OTHER OPTIONAL BENEFIT CHARGES



                                       MAXIMUM    CURRENT    TO DETERMINE THE
                                       POSSIBLE   BENEFIT      AMOUNT TO BE
                                        CHARGE     CHARGE   DEDUCTED, THE ANNUAL  THE BENEFIT CHARGE
                                        ANNUAL     ANNUAL   CHARGE PERCENTAGE IS   IS DEDUCTED ON
           OPTIONAL RIDER             PERCENTAGE PERCENTAGE MULTIPLIED BY THE:          EACH:
-----------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Joint 50 Charge     2.25%      1.50%   Greater of Contract       Quarterly
                                                             Value or Benefit         Contract
                                                                   Base              Anniversary
-----------------------------------------------------------------------------------------------------



IN THE SECTION ENTITLED 'CUSTOMCHOICE ALLOCATION OPTION' ON PAGE 24, THE SECOND SENTENCE IS REVISED AS FOLLOWS:

Currently, this option is only available if you have one of the optional living benefit riders other than MyPath Ascend (Single or Joint), MyPath Ascend 2.0 (Single or Joint), MyPath Ascend 2.0 -- Joint 50, or MyPath Summit (Single or Joint).

THE SECTION ENTITLED 'OPTIONAL CONTRACT RIDER CHARGES' BEGINNING ON PAGE 43 IS REVISED TO ADD THE FOLLOWING:

MYPATH ASCEND 2.0 -- JOINT 50 OPTION -- CHARGE

  . If you purchase the MyPath Ascend 2.0 -- Joint 50 optional benefit, we will deduct a benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.50% of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25%, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge, 0.375%, will be multiplied by the greater

Please retain this supplement for future reference.
--------------------------------------------------------------------------------

Fxxxxx 10-2019
     of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Other Contract Options (Living Benefits)" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

THE SECTION ENTITLED 'MYPATH LIFETIME INCOME OPTIONAL RIDERS' BEGINNING ON PAGE 63 IS REVISED TO INCLUDE THE FOLLOWING:

  .  MYPATH ASCEND 2.0 -- JOINT 50, AND

Each is an optional rider and each rider, except for MyPath Ascend 2.0 -- Joint 50, can be elected as a single option or as a joint option. MyPath Ascend 2.0 -- Joint 50 may only be elected as a joint benefit.




                       AGE LIMITS FOR EACH
                       DESIGNATED LIFE AT
                        RIDER ISSUE:                  RIDER AVAILABLE WITH:
---------------------------------------------------------------------------------------

  MYPATH LIFETIME                          JOINT    JOINT    NON-NATURAL OTHER OPTIONAL
INCOME OPTIONAL RIDER  MINIMUM   MAXIMUM   OWNERS ANNUITANTS    OWNER    BENEFIT RIDERS
---------------------------------------------------------------------------------------

MyPath Ascend 2.0 --     45        80       Yes      Yes         No           None
  Joint 50



MYPATH ASCEND 2.0 -- JOINT 50 OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail.

This rider offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67/th/ birthday of the youngest Designated Life.

The benefit date is the later of the Contract Anniversary following the 59/th/ birthday of the youngest Designated Life or the rider effective date. In addition, if you take any withdrawals from the contract prior to the 12/th/ Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67/th/ birthday of the youngest Designated Life, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase to 200% of the Purchase Payments made before the first Contract Anniversary. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. Beginning on the Continuation Date, this result will also be multiplied by the Continuation Factor. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

Several examples designed to help show how this rider works are included in Appendix R.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, THE PURCHASE PAYMENT WILL NOT BE IN GOOD ORDER AND WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal. The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, all of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, THE PURCHASE PAYMENT WILL NOT BE IN GOOD ORDER AND WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date. On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement.

We reserve the right to change the percentage used to determine the benefit base enhancement that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new issues of this rider exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge.

The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% BENEFIT BASE GUARANTEE

On the later of the 12/th/ Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and
   (b) is all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix R for examples of how the 200% benefit base guarantee is calculated.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

Prior to the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the youngest Designated Life at the time of the first withdrawal.

Beginning on the Continuation Date, the GAI will be equal to the benefit base multiplied by the annual income percentage (described below) then multiplied by the Continuation Factor. The current Continuation Factor is 50.00%. As a result of the Continuation Factor, the GAI will remain reduced until the death of the surviving Designated Life.

The annual income percentages are as follows:



                             MYPATH ASCEND 2.0 -- JOINT 50
                      AGE      ANNUAL INCOME PERCENTAGE
                      ---    -----------------------------
                     <=64*     [To be filed by amendment]
                    65 - 74    [To be filed by amendment]
                    75 - 79    [To be filed by amendment]
                      80+      [To be filed by amendment]



  * Note: Prior to the Benefit Date, percentages shown are for illustration purposes. Any withdrawals will be treated as excess withdrawals.

We reserve the right to change the annual income percentage and Continuation Factor for MyPath Ascend 2.0 -- Joint 50 riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the youngest Designated Life, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b), and beginning on the Continuation Date, multiplied by (c), where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and
   (b) is the annual income percentage based on the applicable age of the youngest Designated Life, as of the later of the first withdrawal or the date of the most recent benefit base reset, and
   (c) is the Continuation Factor.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage and the Continuation Factor, if on or after the Continuation Date.

The applicable annual income percentage will be based on the age of the youngest Designated Life, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, THE PURCHASE PAYMENT WILL NOT BE IN GOOD ORDER AND WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal when you have elected this rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the Contract Value, free withdrawal amounts, credit enhancement recapture, or any other contract features impacted by a withdrawal, and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, and which reduces the Contract Value to zero, is considered a surrender of the contract. In this event, the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date, multiplied by (c), where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and
   (b) is the annual income percentage based on the applicable age of the youngest Designated Life, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
   (c) is the Continuation Factor.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn, including any applicable deferred sales charge, less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b), and beginning on the Continuation Date, multiplied by (c), where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the youngest Designated Life, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset, and
   (c) is the Continuation Factor.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in the corresponding underlying Fund prospectus.

The allowable Sub-Accounts currently include:




             .  AB Dynamic Asset        .  SFT Dynamic Managed
                Allocation Portfolio       Volatility Fund
             .  Goldman Sachs VIT       .  SFT Managed Volatility
                Global Trends              Equity Fund
                Allocation Fund         .  TOPS(R) Managed Risk
             .  Ivy VIP Pathfinder         Flex ETF Portfolio
                Moderate -- Managed
                Volatility
             .  PIMCO VIT Global
                Diversified Allocation
                Portfolio



The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You also may wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee.

If both Designated Lives are alive when the contract value reaches zero, you will receive an annual amount in the form of an annuity payment until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life.

If only one Designated Life is alive when the Contract value reaches zero, you will receive an annual amount in the form of an annuity payment until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date the Contract Value reaches zero, the Continuation Factor will be applied in the calculation of the GAI on the date the contract enters the automatic payment phase. The payment amount will then be equal to the recalculated GAI.

If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During the automatic payment phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees, except the guarantees provided by this rider, are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider or the contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the rider allows you to elect from an additional Annuity Payment option.

If both Designated Lives are alive, this option will provide benefits until the death of both Designated Lives. The initial payment amount will be equal to the GAI. Upon the first death of a Designated Life, the Continuation Factor will be applied to the initial payment amount and the reduced payment will continue until the death of the surviving Designated Life.

If only one Designated Life is alive, this option will provide benefits until the death of the Designated Life. The payment amount will be equal to the GAI. If the Continuation Date is later than the date Annuity Payments are required to begin, the Continuation Factor will be applied in the calculation of the GAI on the date Annuity Payments are required to begin. The payment amount will then be equal to the recalculated GAI. Annuity payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION FOR MYPATH ASCEND 2.0 -- JOINT 50

If a Designated Life dies and the surviving spouse continues the contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. This option is not beneficial to the Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

If a Designated Life is removed from the contract due to a divorce or qualified dissolution order and no withdrawals have been taken, the benefits provided by the rider will be adjusted, as necessary, based on the age of the remaining Designated Life. Removal of a Designated Life due to a divorce will also cause the Continuation Factor to be applied on the Continuation Date. The rider charge and all terms of the rider will continue to be based on the joint nature of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (1) termination or surrender of the contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

   (3) the date of an ownership change or assignment under the contract unless:

       (i) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to the change from ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

       (ii)the assignment is for the purposes of effectuating a 1035 exchange of the contract; or

   (4) the date we receive due proof of death of the last remaining Designated Life; or

   (5) the date any death benefits are paid as a lump sum under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

      APPENDIX R -- EXAMPLES OF THE MYPATH ASCEND 2.0 -- JOINT 50 OPTION

Below are several examples that are designed to help show how the MyPath Ascend
2.0 -- Joint 50 rider functions. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the annual income percentage is based on the age of the youngest Designated Life. Examples 1-5 are assumed to occur prior to the Continuation Date, and Example 6 demonstrates how the GAI calculation changes on the Continuation Date. Example 8 illustrates the 200% benefit base guarantee feature.

EXAMPLE #1 -- INITIAL VALUES.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.60%     $4,600



Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.60%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.60% = $4,600.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase
payment)................. 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.60%     $5,520



After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.60% = $5,520.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase
payment)................. 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.60%     $5,520
Beginning of Year 2...... 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.60%     $5,906



After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base after benefit base enhancement= maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred because the Contract Value is less than the enhanced benefit base value.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals = 4.60%.

GAI = new benefit base X annual income percentage = $128,400 X 4.60% = $5,906.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase
payment)................. 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.60%     $5,520
Beginning of Year 2...... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.60%     $5,906
Activity (withdrawal).... 64  $130,000 $      0   $5,906   $124,094 $128,400  $120,000      4.60%     $5,906



After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.60%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase
payment)................. 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.60%     $5,520
Beginning of Year 2...... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.60%     $5,906
Activity (withdrawal).... 64  $130,000 $      0  $ 5,906   $124,094 $128,400  $120,000      4.60%     $5,906
Beginning of Year 3...... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      6.25%     $8,063
Activity (withdrawal).... 65  $130,000 $      0  $60,000   $ 70,000 $ 74,055  $ 74,055      6.25%     $4,628



At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 6.25%.

GAI = new benefit base X annual income percentage = $129,000 X 6.25% = $8,063.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $8,063) / ($130,000 -
$8,063)] = $74,055.

Enhancement base = enhancement base prior to the excess withdrawal -- [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $8,063) / ($130,000 - $8,063)] = $74,055.

GAI = new benefit base X annual income percentage = $74,055 X 6.25% = $4,628.

EXAMPLE #6 -- DEATH OF JOINT DESIGNATED LIFE CAUSES THE CONTINUATION FACTOR TO BE APPLIED ON THE CONTINUATION DATE.



                                   CONTRACT                     CONTRACT                                 GUARANTEED
                                    VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                  --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1........... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase payment)... 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.60%     $5,520
Beginning of Year 2........... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.60%     $5,906
Activity (withdrawal)......... 64  $130,000 $      0  $ 5,906   $124,094 $128,400  $120,000      4.60%     $5,906
Beginning of Year 3........... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      6.25%     $8,063
Activity (withdrawal)......... 65  $130,000 $      0  $60,000   $ 70,000 $ 74,055  $ 74,055      6.25%     $4,628
Continuation Date / Beginning
 of Year 4.................... 66  $ 71,000 $      0       --   $ 71,000 $ 74,055  $ 74,055      6.25%     $2,314

On the Continuation Date (coinciding with the beginning of year 4):

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $74,055) = $74,055; No benefit base reset occurred.

Enhancement base = no impact = $74,055.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = determined based on the current age as of the most recent benefit base reset and will no longer change except in the case of another benefit base reset = 6.25%.

Continuation Factor = 50%.

GAI = new benefit base X annual income percentage X Continuation Factor = $74,055 X 6.25% X 50% = $2,314.

EXAMPLE #7 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage. This example assumes the withdrawal is also prior to the Continuation Date, therefore the Continuation Factor is not applied in the calculation of the GAI.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.60%     $4,600
Activity (purchase
payment)................. 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.60%     $5,520
Beginning of Year 2...... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.60%     $5,906
Activity (withdrawal).... 46  $130,000 $      0   $5,906   $124,094 $122,567  $114,548      4.60%     $5,638



After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,906 / $130,000] = $122,567.

Enhancement base = enhancement base prior to the withdrawal -- [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,906 / $130,000] = $114,548.

GAI = new benefit base X annual income percentage = $122,567 X 4.60% = $5,638.

EXAMPLE #8 -- BENEFIT BASE GUARANTEE.

On the later of the 12/th/ Contract Anniversary or the Contract Anniversary on or following the 67/th/ birthday of the Designated Life, if no withdrawals have been taken from the contract since the Contract Effective Date, the Benefit Base is guaranteed to be at least: 200% of all Purchase Payments made before the first Contract Anniversary plus all Purchase Payments made on or after the first Contract Anniversary.



                              CONTRACT                     CONTRACT                                 GUARANTEED
                               VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR             AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------             --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1...... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.60%    $ 4,600
Activity................. 63  $ 99,000 $ 20,000     --     $119,000 $120,000  $120,000      4.60%    $ 5,520
Beginning of Year 2...... 64  $101,000 $      0     --     $101,000 $128,400  $120,000      4.60%    $ 5,906
Beginning of Year 3...... 65  $ 82,000 $      0     --     $ 82,000 $136,800  $120,000      6.25%    $ 8,550
Beginning of Year 4...... 66  $ 77,000 $      0     --     $ 77,000 $145,200  $120,000      6.25%    $ 9,075
Beginning of Year 5...... 67  $ 70,000 $      0     --     $ 70,000 $153,600  $120,000      6.25%    $ 9,600
Beginning of Year 6...... 68  $ 75,000 $      0     --     $ 75,000 $162,000  $120,000      6.25%    $10,125
Beginning of Year 7...... 69  $ 84,000 $      0     --     $ 84,000 $170,400  $120,000      6.25%    $10,650
Beginning of Year 8...... 70  $ 72,000 $      0     --     $ 72,000 $178,800  $120,000      6.25%    $11,175
Beginning of Year 9...... 71  $ 68,000 $      0     --     $ 68,000 $187,200  $120,000      6.25%    $11,700
Beginning of Year 10..... 72  $ 65,000 $      0     --     $ 65,000 $195,600  $120,000      6.25%    $12,225
Activity................. 72  $ 64,000 $ 10,000     --     $ 74,000 $205,600  $130,000      6.25%    $12,850
Beginning of Year 11..... 73  $ 85,000 $      0     --     $ 85,000 $214,700  $130,000      6.25%    $13,419
Beginning of Year 12..... 74  $ 71,000 $      0     --     $ 71,000 $223,800  $130,000      6.25%    $13,988
Beginning of Year 13..... 75  $ 65,000 $      0     --     $ 65,000 $250,000       N/A      6.60%    $16,500



At the Beginning of Year 13:

Benefit Base = the greater of (a) or (b) or (c), where:

   (a) is the prior Benefit Base + Enhancement, and

   (b) is the Contract Value, and

   (c) is 200% of Purchase Payments made before the first Contract Anniversary + all Purchase Payments made on or after the first Contract Anniversary.

= the greater of:

   (a) $223,800 + $130,000 x 7.0% = $232,900

   (b) $65,000

   (c) ($100,000 + $20,000) x 200% + $10,000 = $250,000

                                    PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
              ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")
                            400 ROBERT STREET NORTH
                        ST. PAUL, MINNESOTA 55101-2098

                           TELEPHONE: 1-800-362-3141

                      STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2019, as Amended October 1, 2019


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       General Information and History
       Distribution of Contract
       Performance Data
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Securian Asset Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Asset Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2018, 2017 and 2016 were $33,839,755, $31,245,769 and $42,812,746 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.

Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.

Waddell & Reed
6300 Lamar Avenue
Shawnee Mission, KS 66202

H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Advisor Group Inc
FSC Securities Corporation
2300 Windy Ridge Pkwy, Suite 1000
Atlanta, GA 30339

Ladenburg Thalmann Advisor Network LLC
277 Park Avenue, 26th floor
New York, NY 10172

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                     (1/N)
                               T = (ERV/P)  -1

Where  T    =   average annual total return
       ERV  =   ending redeemable value
       P    =   hypothetical initial payment of  $1,000
       N    =   number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:


                              a-b
                   YIELD = 2[(--- + 1)/6/ -1]
                              CD

Where  a   =   net investment income earned during the period by the portfolio attributable to the sub-account.
       b   =   expenses accrued for the period (net of reimbursements)
       c   =   the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
       d   =   the unit value of the sub-account units on the last day of the period.


The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[To be filed by amendment]


                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  [To be filed by amendment]

    (b)  Exhibits

         1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

         2.  Not applicable.

         3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

             (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

             (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

         4. (a) The Premier II Death Benefit Rider, form ICC 12-70235, previously filed on July 20, 2012 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (b) The Highest Anniversary Value II Death Benefit Rider, form ICC 12-70234, previously filed on July 20, 2012 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (c) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

             (d) The Flexible Payment Deferred Variable Annuity Contract, B Series, form number ICC 12-70232, previously filed on July 20, 2012 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (e) The Flexible Payment Deferred Variable Annuity Contract, L Series, form number ICC 12-70233, previously filed on July 20, 2012 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (f) The Estate Enhancement Benefit II Rider, form number ICC 12-70236, previously filed on July 20, 2012 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

             (g) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

             (h) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity

                     Account's Form N-4, File Number 333-136242,
                     Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

                (i) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

                (j) The Ovation Lifetime Income II - Single Rider, form F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's
                     Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

                (k) The Ovation Lifetime Income II - Joint Rider, form F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's
                     Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

                (l) MyPath Value - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70252, previously filed on June 26, 2013 as Exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333- 189593, Initial Registration Statement is hereby incorporated by reference.

                (m) MyPath Value - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70253, previously filed on June 26, 2013 as Exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (n) MyPath Core Flex - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70254, previously filed on June 26, 2013 as Exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (o) MyPath Core Flex - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70255, previously filed on June 26, 2013 as Exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (p) MyPath Ascend - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70256, previously filed on June 26, 2013 as Exhibit 24(b)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (q) MyPath Ascend - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC 13-70257, previously filed on June 26, 2013 as Exhibit 24(b)(4)(u) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (r) MyPath Summit - Single Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70258, previously filed on June 26, 2013 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (s) MyPath Summit - Joint Rider Guaranteed Lifetime Withdrawal Benefit, form number ICC13-70259, previously filed on June 26, 2013 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (t) MyPath Highest Anniversary - Single Death Benefit Rider, form number ICC 13-70260, previously filed on June 26, 2013 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

                (u) MyPath Highest Anniversary - Joint Death Benefit Rider, form number ICC13-70261, previously filed on June 26, 2013 as

                    Exhibit 24(b)(4)(y) to Variable Annuity Account's
                    Form N-4, File Number 333-189593, Initial Registration Statement is hereby incorporated by reference.

            (V) MyPath Ascend 2.0 - Single Rider, form number ICC 14-70270 previously filed on August 1, 2014 as Exhibit 24(b)(4)(v) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

            (W) MyPath Ascend 2.0 - Joint Rider, form number ICC 14-70271 previously filed on August 1, 2014 as Exhibit 24(b)(4)(w) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 7 and 236, is hereby incorporated by reference.

            (x) SureTrack Plus 90 Guaranteed Minimum Accumulation Benefit, form number ICC 15-70285. Previously filed on February 26, 2015 as Exhibit 24(b)(4)(x) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

            (y) Endorsement, form number 14-70265. Previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 9 and 241, is hereby incorporated by reference.

            (z) Premier Protector Death Benefit Rider, 16-70307, previously filed as Exhibit 24(b)(r) to Variable Annuity Account's Form N-4, File Number 333-212515, Initial Registration Statement, on July 14, 2016, is hereby incorporated by reference.

        5.  (a)     The Variable Annuity Application, form number ICC
                    17-70332, Previously filed on April 26, 2019 as
                    Exhibit 24(b)(5)(a) to Variable Annuity Account's
                    Form N-4, File Number 333-182763, Post-Effective Amendment
                    Numbers 21 and 318, is hereby incorporated by reference.

        6.  Certificate of Incorporation and Bylaws.

            (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

            (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's
                    Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

        7.  Not applicable.

        8.  (a)     Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc., previously filed on
                    September 30, 2014 as Exhibit 24(b)(8)(a) to Variable
                    Annuity Account's Form N-4, File Number 333-182763,
                    Post-Effective Amendment Numbers 8 and 239, is hereby incorporated by reference Minnesota Life Insurance Company dated May 1, 2014.

            (a)(1) Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

            (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's
                    Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment

                          Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                     (v)  Amendment dated May 1, 2005 to the Fund
                          Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
                          Exhibit 24(c)(8)(b)(vii) to Variable Annuity
                          Account's Form N-4, File Number 333-136242,
                          Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

            (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on July 20, 2012 as exhibit 24(c)(8)(d) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

            (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                   (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                   (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (g) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                  (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                 (iii) Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iv) Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vi) Amendment No. 6 to the Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Accounts Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (vii) Amendment No.7 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds,

                         Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c) (8) (g) (vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                 (viii) Amendment No.8 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                   (ix) Amendment No.9 to Participation Agreement by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

            (h) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (ii) Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (iii) Amendment No. 2 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

                   (iv) Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (v) Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 24 (b) (8) (h) (v) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

            (i) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i)  Schedule A as amended May 1, 2003 to the
                         Participation Agreement among AIM Variable Insurance Funds, AIM

                         Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (ii) Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iii) Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (iv) Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            i(1) Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance Company dated October 1, 2016, previously filed on November 8, 2016 as exhibit 24(b)(8)(i)(1) to Variable Annuity Account's Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (j) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (ii) Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (iii) Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

                   (iv) Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investment Services, Inc., previously filed as Exhibit 26(h)(9)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

            (k) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (iii) Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (iv) Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v)  Letter dated December 7, 2005 amending
                         Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial
                         Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
                         April 21, 2006, is hereby incorporated by reference.

                   (vi) Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vii) Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                 (viii) Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viv)  Joinder to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts
                         Financial Services Company, and Minnesota Life Insurance Company,
                        previously filed on September 7, 2011 as Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

                   (x) Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

                  (xi) Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27, 2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

            (l) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                  (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                 (iii) Amendment No. 3 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                  (iv) Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (vi) Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust,

                         Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                 (viii) Amendment No.7 Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously field as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                         April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on
                         April 24, 2013, is hereby incorporated by reference.

            (m) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                   (ii) Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                 (iii) Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

            (n) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                  (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

            (o) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (p) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (q) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (r) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (s) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (t) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (u) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's
                 Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (v) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's
                 Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (w) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

            (x) Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                  (ii) Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                 (iii) Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                        Exhibit 26(h) (18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25,2014, is hereby incorporated by reference.

                  (iv) Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)
                        (18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25,2014, is hereby incorporated by reference.

                   (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

              (y) Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                    (ii) Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc. Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24 (b) (8) (y) (ii) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

                    (iii) Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc, Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc., previously filed on April 27, 2015 as exhibit 24 (b) (8) (y) (iii) to Variable Annuity Account's Form N-4, File Number 333-182763 Post- Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

               (z) Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

              (aa) Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                    (ii) Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life
                           Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

              (bb) PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i)    Amendment No. 1 to PIMCO Services Agreement for
                           Advisor

                         Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (cc) Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, previously filed as
                         Exhibit 26(h)(22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (dd) Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                  Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed on July 20, 2012 as exhibit 24(c)(8)(dd)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Initial Registration Statement is hereby incorporated by reference.

                   (ii) Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment 34, on April 24, 2013, is hereby incorporated by reference.

                  (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (ee) Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (i) Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company , previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

            (ff) Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company filed April 25, 2011 as

                  Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (gg) Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                  (ii) Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and Management Company, previously filed as Exhibit 26(h)(24)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, on
                        April 27, 2015, is hereby incorporated by reference.

            (hh) Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (ii) American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

            (jj) Distribution and Shareholder Services Agreement dated March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, POst-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

            (kk) Fund Participation Agreement dated March 12, 2012 among Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                  Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

                   (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8,
                        2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form
                        N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                  (ii) Second Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763,

                            Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                 (ll) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc., previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                       (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated
                            October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                       (ii) Second Amendment to the Participation Agreement
                            among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated
                            March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                 (mm) Participation Agreement among Minnesota Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as exhibit 24 (b) (8) (mm) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

                 (nn) Administrative Services Agreement between Minnesota Life Insurance Company and Legg Mason Investor Services, LLC, previously filed on April 27, 2015 as exhibit 24 (b) (8) (nn) to Variable Annuity Account's Form N-4, File Number 333-182763 Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

         9.  Opinion and consent of Michael P. Boyle, Esq.

        10.  To be filed by amendment.

        11.  Not applicable.

        12.  Not applicable.

        13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25. Directors and Officers of the Minnesota Life Insurance Company


 Name and Principal                     Position and Offices
 Business Address                       with the Depositor
 ------------------                     --------------------------------------

 Erich J. Axmacher                      Corporate Compliance Officer and
 Minnesota Life Insurance Company       Chief Privacy Officer
 400 Robert Street North
 St. Paul, MN 55101

 Barbara A. Baumann                     Vice President, Service and Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Michael P. Boyle                       Second Vice President - Law
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Mary K. Brainerd                       Director
 1823 Park Avenue
 Mahtomedi, MN 55115

 Gary R. Christensen                    Director, Attorney-In-Fact, Senior
 Minnesota Life Insurance Company       Vice President, General Counsel and
 400 Robert Street North                Secretary
 St. Paul, MN 55101

 Susan L. Ebertz                        Vice President - Enterprise Benefits
 Minnesota Life Insurance Company       Distribution
 400 Robert Street North
 St. Paul, MN 55101

 Robert J. Ehren                        Senior Vice President - Individual
 Minnesota Life Insurance Company       Markets
 400 Robert Street North
 St. Paul, MN 55101

 Benjamin G.S. Fowke III                Director
 Chairman, President and CEO
 Xcel Energy, Inc.
 414 Nicollet Mall, 401-9
 Minneapolis, MN 55401

 Kristi L. Fox                          Vice President - Chief HR Officer
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Craig J. Frisvold                      Vice President - ILAD Operations
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Sara H. Gavin                          Director
 President, North America
 Weber Shandwick
 510 Marquette Ave
 13F
 Minneapolis, MN 55402

 Mark J. Geldernick                     Vice President and Chief Risk Officer
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Eric B. Goodman                        Director
 101 North 7th Street
 Suite 202
 Louisville, KY 40202

 Christopher M. Hilger                  Director, Chairman of the Board,
 Minnesota Life Insurance Company       President and CEO
 400 Robert Street North
 St. Paul, MN 55101

 John E. Hooley                         Director
 4623 McDonald Drive Overlook
 Stillwater, MN 55082

 Daniel H. Kruse                        Vice President & Actuary - ILAD
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Andrea L. Mack                         Second Vice President, Individual
 Minnesota Life Insurance Company       Product Solutions Group
 400 Robert Street North
 St. Paul, MN 55101

 Susan M. Munson-Regala                 Second Vice President and Actuary -
 Minnesota Life Insurance Company       Group Insurance
 400 Robert Street North
 St. Paul, MN 55101

 Ted J. Nistler                         Second Vice President - Corporate Tax
 Minnesota Life Insurance Company       and Treasurer
 400 Robert Street North
 St. Paul, MN 55101

 Daniel P. Preiner                      Second Vice President, Chief
 Minnesota Life Insurance Company       Compliance Officer - Law
 400 Robert Street North
 St. Paul, MN 55101

 Trudy A. Rautio                        Director
 5000 France Avenue South
 #23
 Edina, MN 55410-2060

 Robert L. Senkler                      Director
 557 Portsmouth Court
 Naples, FL 34110

 Bruce P. Shay                          Director and Executive Vice President
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 John A. Yaggy                          Second Vice President and Controller
 Minnesota Life Insurance Company
 400 Robert Street North
 St. Paul, MN 55101

 Warren J. Zaccaro                      Director, Executive Vice President
 Minnesota Life Insurance Company       and Chief Financial Officer
 400 Robert Street North
 St. Paul, MN 55101

Item 26. Persons Controlled by or under common control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Robert Street Property Management, Inc.
         .  Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Lowertown Capital, LLC (Delaware)
         .  Minnesota Life Insurance Company
         .  OCHS, Inc.
         .  Securian Asset Management, Inc.
         .  Securian Casualty Company
         .  Securian Financial Services, Inc.
         . Securian Holding Company Canada, Inc. (British Columbia, Canada) . Securian Ventures, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Allied Solutions, LLC (Indiana)
         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties III, LLC
         .  Marketview Properties IV, LLC
         .  Oakleaf Service Corporation
         .  Securian AAM Holdings, LLC (Delaware)
         .  Securian Life Insurance Company

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         .  Asset Allocation & Management Company, L.L.C. (Delaware)

Wholly-owned subsidiary of Securian Holdings Company Canada, Inc. (British Columbia, Canada):

         .  Securian Canada, Inc. (British Columbia, Canada)

Wholly owned subsidiary of Securian Canada, Inc. (British Columbia, Canada):

         . Canadian Premier General Insurance Company (Ontario, Canada) . Canadian Premier Life Insurance Company (Ontario, Canada)
         .  CRI Canada Ltd. (British Columbia, Canada)
         .  Selient, Inc. (Ontario, Canada)

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Minnesota Life Insurance Company:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of June 4, 2019, the number of holders of securities of this class were as follows:



       Title of Class            Number of Record Holders
       --------------            ------------------------
Variable Annuity Contracts --            12,096
  MultiOption Guide


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as the principal underwriter for the following investment companies:

              . Minnesota Life Individual Variable Universal Life Account . Minnesota Life Variable Life Account
              .  Minnesota Life Variable Universal Life Account
              .  Securian Life Variable Universal Life Account
              .  Variable Annuity Account
              .  Variable Fund D

         (b)  Directors and Officers of Securian Financial Services, Inc.:


                                            Positions and
Name and Principal                          Offices
Business Address                            with Underwriter
------------------                          -----------------------------------
George I. Connolly                          President, Chief Executive Officer
Securian Financial Services, Inc.           and Director
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                         Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                           Director
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Jeffrey D. McGrath                          Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kimberly K. Carpenter                       Senior Vice President, Chief
Securian Financial Services, Inc.           Compliance Officer and Anti-
400 Robert Street North                     Money Laundering Compliance
St. Paul, MN 55101                          Officer

Kjirsten G. Zellmer                         Vice President, Strategy &
Securian Financial Services, Inc.           Business Operations
400 Robert Street North
St. Paul, MN 55101

Kristin M. Ferguson                         Vice President, Chief Financial
Securian Financial Services, Inc.           Officer, Treasurer and Financial
400 Robert Street North                     Operations Principal
St. Paul, MN 55101


  Name of             Net Underwriting  Compensation on
 Principal             Discounts and     Redemption or   Brokerage     Other
Underwriter             Commissions      Annuitization  Commissions Compensation
-----------          ----------------- ---------------- ----------- ------------
Securian Financial,
  Services Inc.         $33,839,755          ---            ---         ---

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

    (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account, has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 31st day of July, 2019.



                                           VARIABLE ANNUITY ACCOUNT
                                           (Registrant)

                                      By:  MINNESOTA LIFE INSURANCE COMPANY
                                           (Depositor)

                                      By        /s/ Christopher M. Hilger
                                           -------------------------------------
                                                   Christopher M. Hilger
                                                     Chairman of the
                                           Board, President and Chief Executive
                                                         Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 31st day of July, 2019.



                                           MINNESOTA LIFE INSURANCE COMPANY

                                       By       /s/ Christopher M. Hilger
                                           -------------------------------------
                                                  Christopher M. Hilger
                                                     Chairman of the
                                           Board, President and Chief Executive
                                                         Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


        Signature            Title                                    Date
        ---------            -----                                    ----
                             Chairman of the Board, President and
/s/ Christopher M. Hilger    Chief Executive Officer                  July 31, 2019
---------------------------
Christopher M. Hilger

 *                          Director
 -------------------------
 Robert L. Senkler

 *                          Director
 -------------------------
 Mary K. Brainerd

 *                          Director
 -------------------------
 Gary R. Christensen

 *                          Director
 -------------------------
 Benjamin G.S. Fowke III

 *                          Director
 -------------------------
 Sara H. Gavin

 *                          Director
 -------------------------
 Eric B. Goodman

 *                          Director
 -------------------------
 John H. Hooley

 *                          Director
 -------------------------
 Trudy A. Rautio

 *                          Director
 -------------------------
 Bruce P. Shay

 *                          Director
 -------------------------
 Warren J. Zaccaro

                            Executive Vice President             July 31, 2019
 /s/ Warren J. Zaccaro      and Chief Financial Officer
 -------------------------  (chief financial officer)
 Warren J. Zaccaro

                            Executive Vice President and         July 31, 2019
 /s/ Warren J. Zaccaro      Chief Financial Officer
 -------------------------  (chief accounting officer)
 Warren J. Zaccaro

 /s/ Ted J. Nistler         Second Vice President and Treasurer  July 31, 2019
 -------------------------  (treasurer)
 Ted J. Nistler

                            Director, Attorney-in-Fact,          July 31, 2019
 /s/ Gary R. Christensen    Senior Vice President,
 -------------------------  General Counsel and Secretary
 Gary R. Christensen



* Pursuant to power of attorney dated April 8, 2019, a copy of which is filed herewith.

                                 EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

                Minnesota Life Insurance Company Power of Attorney to sign
13.             Registration Statements.